Michael J. Cuggino, President

June 10, 2016

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Permanent Portfolio Family of Funds

File Nos. 002-75661; 811-03379

Post-Effective Amendment No. 53

Ladies and Gentlemen:

Pursuant to General Instruction C.3.(g) of Form N-1A under the Investment Company Act of 1940, as amended, and Rule 405 of Regulation S-T, transmitted herewith on behalf of Permanent Portfolio Family of Funds (“Registrant”) is Post-Effective Amendment No. 53 to the Registrant’s currently effective Registration Statement on Form N-1A relating to the shares of beneficial interest in the Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio, and Aggressive Growth Portfolio.

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 52 to the Registrant’s registration statement on May 31, 2016 (Accession No. 0001193125-16-607092).

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Yoon Choo of K&L Gates LLP at (202) 778-9340.

Respectfully submitted,

/s/ Michael J. Cuggino
Michael J. Cuggino

cc:	George Zornada

Yoon Y. Choo

K&L Gates LLP

Permanent Portfolio Family of Funds. ● 600 Montgomery Street, Suite 4100, San Francisco, California 94111

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